Trade and other receivables (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure of Detailed Trade and Other Receivables Explanatory

	March 31, 2022	December 31, 2021
	$	$
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2021 - $55))	302	877
Value-added tax	193	372
Grant receivable	146	—
Other	52	65
	693	1,314